Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Oct. 01, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance for credit losses (in Dollars)	$ 10,425	$ 5,396
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stocks, shares authorized	1,000,000,000	60,000,000	13,547,943
Common stock, shares issued	45,312,243	19,932,429	9,806,143
Common stock, shares outstanding	45,312,243	19,932,429	9,806,143